As filed with the Securities and Exchange Commission on July 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719
______________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)
______________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 29

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments.

Schedule of investments

ThinkGrowth Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Common Stocks - 99.7%

	Applications Software - 2.0%
339	Salesforce.com, Inc.(a)	$24,513

	Commercial Services - Finance - 5.7%
89	MasterCard, Inc.	27,470
475	Visa, Inc.(a)	41,021
		68,491

	Computers - 9.0%
278	Apple, Inc.(a)	52,473
401	Research In Motion Ltd.(a)	55,688
		108,161

	E-Commerce/Products - 3.4%
3,572	Bidz.com, Inc.(a)	41,042

	E-Commerce/Services - 3.8%
334	Priceline.com, Inc.(a)	44,932

	Electronic Components - Semiconductors - 3.6%
1,731	Renesola, Ltd. - ADR(a)	43,413

	Electronic Measuring Instruments - 2.9%
359	Itron, Inc.(a)	35,031

	Energy - Alternate Sources - 8.6%
386	Energy Conversion Devices, Inc.(a)	24,503
122	First Solar, Inc.(a)	32,641
943	GreenHunter Energy, Inc.(a)	20,293
1,812	Gushan Environmental Energy Ltd. - ADR	25,151
		102,588

	Food - Meat Products - 1.7%
785	Sadia SA - ADR	20,010

	Food - Misc/Diversified - 1.5%
2,179	Smart Balance, Inc.(a)	18,042

ThinkGrowth Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Internet Content - Info - 1.7%
58	Baidu.com - ADR(a)	$20,013

	Internet Financial Services - 2.4%
1,192	China Finance Online Co. Ltd. - ADR(a)	29,287

	Machinery - Construction & Mining - 4.4%
444	Bucyrus International, Inc.	31,426
258	Joy Global, Inc.	21,731
		53,157

	Medical Instruments - 5.2%
109	Intuitive Surgical, Inc.(a)	32,001
714	NuVasive, Inc.(a)	30,224
		62,225

	Oil - Exploration & Production - 4.4%
1,083	Parallel Petroleum Corp.(a)	22,754
687	Southwestern Energy Co.(a)	30,461
		53,215

	Recreational Centers - 3.9%
1,175	Life Time Fitness, Inc.(a)	47,023

	Retail-Apparel/Shoe - 2.8%
1,044	Lululemon Athletica, Inc.(a)	33,398

	Retail-Discount - 2.1%
360	Costco Wholesale Corp.	25,675

	Schools - 13.9%
957	American Public Education, Inc.(a)	35,495
583	Capella Education Co.(a)	37,843
514	DeVry, Inc.	29,324
1,185	K12, Inc.(a)	31,877
496	New Oriental Education & Technology Group - ADR(a)	32,612
		167,151

	Software Tools - 2.9%
513	VMware, Inc.(a)	35,228

ThinkGrowth Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Web Portals/ISP - 13.8%
2,430	GigaMedia Ltd.(a)	$ 42,865
95	Google, Inc.(a)	55,651
585	SINA Corp.(a)	31,163
412	Sohu.com, Inc.(a)	36,058
		165,737

	Total Common Stocks
	(Cost $1,098,870)	1,198,332

	Total Investments - 99.7%
	(Cost $1,098,870)	1,198,332
	Other Assets and Liabilities - 0.3%	3,361
	Total Net Assets - 100.0%	$1,201,693

	(a) Non-income producing security
	ADR - American Depository Receipt

See accompanying Notes to Schedules of Investments

ThinkGlobal Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Common Stocks - 94.5%

	Argentina - 2.4%
619	MercadoLibre, Inc.(a)	$29,062

	Brazil - 5.1%
944	Gafisa SA - ADR	42,178
784	Sadia SA - ADR	19,984
		62,162

	Canada - 10.2%
1,342	Lululemon Athletica, Inc.(a)	42,931
182	Potash Corporation of Saskatchewan, Inc.	36,231
325	Research In Motion Ltd.(a)	45,132
		124,294

	China - 28.2%
1,500	ATA, Inc. - ADR(a)	22,650
96	Baidu.com, Inc. - ADR(a)	33,126
1,599	China Finance Online Co. Ltd. - ADR(a)	39,287
386	Ctrip.com International Ltd. - ADR	22,535
1,811	Gushan Environmental Energy Ltd. - ADR	25,137
1,073	Mindray Medical International Ltd. - ADR	44,959
644	New Oriental Education & Technology Group, Inc. - ADR(a)	42,343
2,090	Renesola Ltd. - ADR(a)	52,417
551	SINA Corp. (a)	29,352
1,647	VisionChina Media, Inc. - ADR(a)	31,095
		342,901

	Luxembourg - 2.6%
272	Millicom International Cellular S.A.(a)	31,514

	Russia - 3.9%
320	LUKOIL - ADR	35,800
313	Vimpel-Communications - ADR	11,040
		46,840

	Taiwan - 2.3%
1,598	GigaMedia Ltd.(a)	28,189

ThinkGlobal Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	United States - 39.8%
293	Apple, Inc.(a)	$55,304
287	Atwood Oceanics, Inc.(a)	29,248
3,514	Bidz.com, Inc.(a)	40,376
298	Bucyrus International, Inc.	21,092
187	Costco Wholesale Corp.	13,337
122	First Solar, Inc.(a)	32,640
566	Foster Wheeler Ltd.(a)	43,112
98	Google, Inc.(a)	57,407
69	Intuitive Surgical, Inc.(a)	20,258
258	Joy Global, Inc.	21,731
89	MasterCard, Inc.	27,470
168	Mosaic Co. (The)(a)	21,054
339	Salesforce.com, Inc.(a)	24,513
243	Transocean, Inc. (a)	36,496
472	Visa, Inc.(a)	40,762
		484,800

	Total Common Stocks
	(Cost $1,047,862)	1,149,762

	Total Investments - 94.5%
	(Cost $1,047,862)	1,149,762
	Other Assets and Liabilities - 5.5%	67,291
	Total Net Assets - 100.0%	$1,217,053

	(a) Non-income producing security
	ADR - American Depository Receipt

See accompanying Notes to Schedules of Investments

ThinkGlobal Fund
Schedule of Investments by Industry - May 31, 2008
(Unaudited)

Industry	% of Net Assets
Web Portals/ISP	9.5%
Computers	8.3
E-Commerce/Products	5.7
Commercial Services - Finance	5.6
Oil & Gas Drilling	5.4
Energy-Alternate Sources	4.8
Agricultural Chemicals	4.7
Electronic Components - Semiconductor	4.3
Patient Monitoring Equip	3.7
Engineering/R&D Services	3.5
Retail-Apparel/Shoe	3.5
Machinery-Construction & Mining	3.5
Cellular Telecom	3.5
Schools	3.5
Building-Residential/Commercial	3.5
Internet Financial Services	3.2
Oil -Integrated	2.9
Internet Content - Info	2.7
Advertising Sales	2.5
Applications Software	2.0
Computer Software	1.9
E-Commerce/Services	1.9
Medical Instruments	1.7
Food-Meat Products	1.6
Retail-Discount	1.1
Total Investments	94.5
Other Assets and Liabilities	5.5
Total Net Assets	100.0%

See accompanying Notes to Schedules of Investments

ThinkGreen Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Common Stocks - 99.9%

	Agricultural Chemicals - 4.2%
400	Monsanto Co.	$50,960

	Agricultural Operations - 2.3%
700	Archer-Daniels-Midland Co.	27,790

	Auto/Truck Parts & Equipment - 3.9%
900	BorgWarner, Inc.	46,539

	Batteries/Battery Systems - 4.1%
3,900	Ultralife Batteries, Inc.(a)	49,257

	Coffee - 3.9%
1,100	Green Mountain Coffee Roasters, Inc.(a)	47,476

	Computers - Integrated Systems - 1.3%
1,100	Echelon Corp.(a)	16,236

	Cosmetics & Toiletries - 3.3%
4,000	Physicians Formula Holdings, Inc.(a)	40,080

	Electric-Distribution - 3.3%
2,700	EnerNOC, Inc.(a)	40,095

	Electric-Integrated - 3.9%
700	FPL Group, Inc.	47,264

	Electronic Components - Semiconductors - 2.9%
1,400	Renesola Ltd. - ADR(a)	35,112

	Electronic Measuring Instruments - 3.6%
450	Itron, Inc.(a)	43,911

ThinkGreen Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Energy - Alternate Sources - 17.9%
3,000	Ascent Solar Technologies, Inc.(a)	$38,490
3,000	Comverge, Inc.(a)	38,370
2,300	Gushan Environmental Energy Ltd. - ADR	31,924
2,300	JA Solar Holdings Co. Ltd. - ADR(a)	48,921
300	Sunpower Corp.(a)	24,570
800	Suntech Power Holdings Co. Ltd. - ADR(a)	34,032
		216,307

	Food - Misc/Diversified - 5.7%
1,200	Hain Celestial Group, Inc.(a)	34,524
4,200	Smart Balance, Inc.(a)	34,776
		69,300

	Food - Wholesale/Distribution - 3.0%
1,700	United Natural Foods, Inc.(a)	36,159

	Independent Power Producer - 3.7%
900	Ormat Technologies, Inc.	45,099

	Investment Companies - 1.7%
2,500	Harris & Harris Group, Inc.(a)	19,925

	Lighting Products & Systems - 3.5%
3,500	Orion Energy Systems, Inc.(a)	42,525

	Machinery - Farm - 3.9%
450	Lindsay Corp.	47,250

	Machinery - Thermal Process - 3.6%
3,900	Raser Technologies, Inc.(a)	42,900

	Medical -Biomedical - 3.4%
1,100	Martek Biosciences Corp.(a)	41,536

	Recreational Centers - 3.3%
1,000	Life Time Fitness, Inc.(a)	40,020

ThinkGreen Fund
Schedule of Investments - May 31, 2008
(Unaudited)

Number of Shares		Value

	Recycling - 3.4%
2,600	Metalico, Inc.(a)	$41,340

	Research & Development - 2.5%
12,500	Altair Nanotechnologies, Inc.(a)	29,875
100	Luna Innovations, Inc.(a)	783
		30,658

	Retail-Apparel/Shoe - 4.0%
1,500	Lululemon Athletica, Inc.(a)	47,985

	Telecom Equipment Fiber Optics - 3.6%
1,600	Corning, Inc.	43,744

	Total Common Stocks
	(Cost $1,150,193)	1,209,468

	Total Investments - 99.9%
	(Cost $1,150,193)	1,209,468
	Other Assets and Liabilities - 0.1%	1,519
	Total Net Assets - 100.0%	$1,210,987

	(a) Non-income producing security
	ADR - American Depository Receipt

See accompanying Notes to Schedules of Investments

NOTES TO SCHEUDLE OF INVESTMENTS - Unaudited
May 31, 2008

Note 1 - Organization:

The ThinkGrowth Fund, the ThinkGlobal Fund, and the ThinkGreen Fund, (each a “Fund” and collectively the “Funds’) are each a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds’ primary investment objective is to provide capital appreciation. The Funds commenced operations on March 31, 2008.

Note 2 - Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Foreign securities are valued as of the close of trading on the primary market on which they trade. The value is then converted to U.S. dollars using applicable exchange rate at the end of the period

Note 3 - Federal Income Tax Information

At May 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	ThinkGrowth	ThinkGlobal	ThinkGreen
Cost of Investments	$1,098,870	$1,047,862	$1,152,994

Gross Unrealized Appreciation	121,763	120,044	83,294
Gross Unrealized (Depreciation)	(22,301)	(18,144)	(25,920)
Net Unrealized Depreciation on Investments	$99,462	$101,900	$56,474

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing difference in recognizing certain gains and losses in security transactions.

Note 4 - Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
	ThinkGrowth Fund	ThinkGlobal Fund	ThinkGreen Fund
Level 1 - Quoted Prices	$1,198,332	$1,149,762	$1,209,468
Level 2 - Other Significant Observable Inputs	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-
Total Market Value of Investments	$1,198,332	$1,149,762	$1,209,468

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	July 24, 2008

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	July 24, 2008

* Print the name and title of each signing officer under his or her signature.